Premises and Equipment	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Premises and Equipment

NOTE 7 - PREMISES AND EQUIPMENT

Year-end premises and equipment were as follows:

	At December 31,
	2020	2019
Land and improvements	$6,879	$6,651
Buildings and improvements	28,835	28,047
Furniture and equipment	22,849	21,988
Total	58,563	56,686
Accumulated depreciation	(35,983)	(33,815)
Premises and equipment, net	$22,580	$22,871

Depreciation expense was $2,253, $2,240 and $1,515 for 2020, 2019 and 2018, respectively.